Restatements - Schedule of Error Corrections and Prior Period Adjustments in Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating revenue:
Customers		$ 63,408	$ 45,830	$ 109,671	$ 83,930	$ 180,633	$ 149,822	[1]
Related Parties		14,105	12,223	28,745	26,166	58,200	47,630	[1]
Total Operating Revenue		77,513	58,053	138,416	110,096	238,833	197,452
Cost of sales		51,048	37,179	88,742	70,612	153,252	131,156	[2]
Gross profit		26,465	20,874	49,674	39,484	85,581	66,296
Operating expenses:
Selling						27,579	22,737	[2]
General and administration						18,920	16,327
Operating expenses		(13,996)	(11,566)	(25,713)	(22,174)	46,499	39,064
Operating income		12,469	9,308	23,961	17,310	39,082	27,232
Change in fair value of warrant liability		6,687	(16,391)	12,598	(11,313)	(24,901)	(1,711)
Change in fair value of earnout shares liability	[3]						(10,807)
Non-operating income, net							12,235
Interest expense		(4,242)	(2,050)	(7,366)	(4,202)	(9,274)	(8,900)
Income before taxes		18,188	(17,369)	35,495	(735)	7,926	18,049	[3]
Income tax provision		3,815	3,631	7,458	8,403	20,691	8,538
Net (loss) income		14,373	(21,000)	28,037	(9,138)	(12,765)	9,511
Comprehensive income:
Net (loss) income		14,373	(21,000)	28,037	(9,138)	(12,765)	9,511
Foreign currency translation adjustments		3,489	(410)	5,231	(5,577)	(19,738)	(16,001)
Total comprehensive (loss) income		$ 17,862	$ (21,410)	$ 33,268	$ (14,715)	$ (32,503)	$ (6,490)
Basic income per share (in dollars per share)		$ 0.53	$ (0.84)	$ 1.04	$ (0.37)	$ (0.50)	$ 0.39
Diluted income per share (in dollars per share)		$ 0.47	$ (0.84)	$ 0.91	$ (0.37)	$ (0.50)	$ 0.34
Basic weighted average common shares outstanding (in shares)		27,234,664	25,147,286	27,071,931	24,975,165	25,447,564	24,347,620
Diluted weighted average common shares outstanding (in shares)		30,744,863	25,147,286	30,757,310	24,975,165	28,949,642	28,237,679	[4]
Scenario, Previously Reported [Member]
Operating revenue:
Customers	[1]						$ 197,452
Related Parties	[1]
Total Operating Revenue							197,452
Cost of sales	[2]						136,021
Gross profit							61,431
Operating expenses:
Selling	[2]						17,872
General and administration							16,327
Operating expenses							34,199
Operating income							27,232
Change in fair value of warrant liability							(1,711)
Change in fair value of earnout shares liability	[3]
Non-operating income, net							12,235
Interest expense							(8,900)
Income before taxes	[3]						28,856
Income tax provision							8,538
Net (loss) income							20,318
Comprehensive income:
Net (loss) income							20,318
Foreign currency translation adjustments							(16,001)
Total comprehensive (loss) income							$ 4,317
Basic income per share (in dollars per share)							$ 0.83
Diluted income per share (in dollars per share)							$ 0.73
Basic weighted average common shares outstanding (in shares)							24,347,620
Diluted weighted average common shares outstanding (in shares)	[4]						27,737,679
Restatement Adjustment [Member]
Operating revenue:
Customers	[1]						$ (47,630)
Related Parties	[1]						47,630
Total Operating Revenue
Cost of sales	[2]						(4,865)
Gross profit							4,865
Operating expenses:
Selling	[2]						4,865
General and administration
Operating expenses							4,865
Operating income
Change in fair value of warrant liability
Change in fair value of earnout shares liability	[3]						(10,807)
Non-operating income, net
Interest expense
Income before taxes	[3]						(10,807)
Income tax provision
Net (loss) income							(10,807)
Comprehensive income:
Net (loss) income							(10,807)
Foreign currency translation adjustments
Total comprehensive (loss) income							$ (10,807)
Basic income per share (in dollars per share)							$ (0.44)
Diluted income per share (in dollars per share)							$ (0.39)
Basic weighted average common shares outstanding (in shares)
Diluted weighted average common shares outstanding (in shares)	[4]						500,000

[1]	Related party revenue - In accordance with Rule 4-08 (k) of Regulation S-X related party revenue should be presented in the statements of operations and other comprehensive income. These amounts were included as part of total Operating Revenues in 2014. Related party revenue has now been separately presented in the consolidated statements of operations and comprehensive income.
[2]	Shipping and handling costs - For the year ended December 31, 2015, the Company records and presents shipping and handling costs in selling expenses whereas in prior financial statements these expenses had been partially reported in cost of sales. The amounts of shipping and handling costs have been reclassified in the consolidated statements of operations and comprehensive income for the year ended December 31, 2014.
[3]	The Company entered into an Agreement and Plan of Reorganization (the "Merger Agreement") as of August 17, 2013. Pursuant to the Merger Agreement, on the closing date of December 20, 2013, the Company issued 3,000,000 Ordinary Shares ("Earnout Shares") to be held in escrow and to be released after the closing based on the Company's achievement of specified share price targets or targets based on Tecnoglass Holding's net earnings before interest income or expense, income taxes, depreciation, amortization and any expenses arising solely from the merger charged to income ("EBITDA") in the fiscal years ending December 31, 2014, 2015 or 2016.
[4]	Earnings per share - For the year ended December 31, 2014, the company presented a diluted weighted average number of common shares outstanding for the calculation of diluted earnings per share that did not include the dilutive effect of earnout shares contingently issuable upon achievement of certain specified EBITDA targets or market share price. This resulted in the inclusion of 500,000 additional dilutive shares included in the calculation of diluted earnings per share.